111 Huntington Ave., Boston, Massachusetts 02199
Phone 617-954-5000

                                    November 1, 2023
VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	MFS® Series Trust XVI (the “Trust”) (File Nos. 2-36431 and 811-2032) on behalf of MFS® Prudent Investor Fund (the “Fund”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter, on behalf of the Trust, as certification that the Prospectus and Statement of Additional Information for the Fund do not differ from those contained in Post-Effective Amendment No. 76 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed electronically on October 26, 2023.

Please call the undersigned at (617) 954-5655 or Patrick Aguiar at (617) 954-4698 with any questions you may have.

                                            Very truly yours,

                                            WILLIAM B. WILSON
                                             William B. Wilson
                                             Assistant Vice President and Senior Counsel

WBW/pa